UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6629

Western Asset Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

ITEM 1.                  SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 29, 2012

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)

February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 132.7%
Arizona — 6.5%
Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/19	$3,705,000	$4,093,914
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	5,274,600
Phoenix, AZ, Civic Improvement Corp. Airport Revenue, Senior Lien, FGIC	5.250%	7/1/22	3,000,000	3,016,410	(a)
Phoenix, AZ, GO	5.000%	7/1/27	580,000	587,870
Phoenix, AZ, GO	5.000%	7/1/27	420,000	426,531	(b)
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	15,330,600
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	7,040,000	7,069,920
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	2,119,180
Total Arizona				37,919,025
California — 19.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.125%	4/1/39	21,700,000	23,891,700
California EFA Revenue, Pooled College, Western University of Health Sciences	5.625%	7/1/23	1,170,000	1,072,036
California Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	2,185,820
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	3,100,000	2,930,802	(a)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,885,000	7,358,545
Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC	5.000%	10/1/29	7,375,000	7,002,489
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	3,036,440
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,919,900
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/40	7,215,000	7,931,305
M-S-R Energy Authority, CA	7.000%	11/1/34	3,000,000	3,910,230
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	9,000,000	11,104,290
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	6,500,000	7,051,980
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	3,340,000	3,330,080
Sacramento County, CA, COP, Unrefunded Balance, Public Facilities Project, NATL	5.375%	2/1/19	1,145,000	1,146,305
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,593,423
San Mateo County Community College District, COP, NATL	5.000%	10/1/25	3,000,000	3,360,180	(b)
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,276,350
Walnut, CA, Energy Center Authority Revenue	5.000%	1/1/40	7,745,000	8,132,947
Total California				112,234,822
Colorado — 11.8%
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,164,520
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,349,680
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	14,979,108	(a)(c)
Denver, CO, City & County Airport Revenue, Unrefunded Balance	6.125%	11/15/25	13,630,000	13,668,982	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado — continued
El Paso County, CO, COP, Detention Facility Project, AMBAC	5.000%	12/1/23	$1,700,000	$1,760,605	(b)
Garfield County, CO, GO:
School District No. 2, AGM, State Aid Withholding	5.000%	12/1/23	2,300,000	2,381,995	(b)
School District No. 2, AGM, State Aid Withholding	5.000%	12/1/25	1,000,000	1,035,650	(b)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	20,000,000	25,120,000
Total Colorado				69,460,540
District of Columbia — 2.7%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	14,495,000	15,658,369
Florida — 10.9%
Florida State Department of Transportation, GO, Right of Way Project, FGIC	5.000%	7/1/25	1,465,000	1,502,665
Jacksonville, FL, Electric Authority, Electric System Revenue	5.000%	10/1/28	3,305,000	3,417,568
Martin County, FL, IDA Revenue, Indiantown Cogeneration Project	7.875%	12/15/25	6,500,000	6,529,445	(a)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	10,821,900
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	11,715,231
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	10,000,000	10,430,700
Orange County, FL, Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare	5.000%	11/1/35	4,545,000	4,813,473
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	8,969,040
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,469,400
Total Florida				63,669,422
Georgia — 5.0%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	15,097,680
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	7,013,548
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,232,760
Private Colleges & Universities Authority Revenue:
Mercer University Project, Refunding	5.250%	10/1/25	2,000,000	2,003,920
Mercer University Project, Refunding	5.375%	10/1/29	1,000,000	1,002,010
Total Georgia				29,349,918
Hawaii — 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	7,465,430
Illinois — 9.7%
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	6,415,000	7,331,768
Chicago, IL, O’Hare International Airport Revenue	5.750%	1/1/39	6,000,000	6,845,520
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,855,222
Alexian, AGM	5.500%	1/1/28	12,530,000	13,802,797
Depaul University	6.125%	10/1/40	5,000,000	5,603,500
Memorial Health System	5.500%	4/1/39	7,000,000	7,450,240
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project	5.250%	6/15/50	12,000,000	12,743,160
Total Illinois				56,632,207

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana — 2.8%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	$5,000,000	$5,386,000
Indianapolis, IN, Thermal Energy System	5.000%	10/1/25	5,000,000	5,592,350	(d)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,699,700
Total Indiana				16,678,050
Kentucky — 1.9%
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	11,000,000	11,341,660
Maryland — 1.3%
Baltimore, MD, Project Revenue:
Refunding, Wastewater Projects, FGIC	5.125%	7/1/32	2,500,000	2,524,300
Refunding, Wastewater Projects, FGIC	5.200%	7/1/32	2,000,000	2,019,920
Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue	5.000%	11/15/26	3,075,000	3,319,063	(b)
Total Maryland				7,863,283
Massachusetts — 5.2%
Massachusetts DFA Revenue, Merrimack College Issue, NATL	5.200%	7/1/32	1,125,000	1,122,120
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	3,341,310
Boston University, AMBAC	5.000%	10/1/39	3,500,000	3,608,290
Broad Institute Inc.	5.250%	4/1/37	8,000,000	8,690,880
Massachusetts State HEFA Revenue, Suffolk University	5.750%	7/1/39	8,000,000	8,607,040
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	5,051,303
Total Massachusetts				30,420,943
Michigan — 2.4%
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	7,764,050
Michigan State Hospital Finance Authority Revenue, Refunding, Trinity Health Credit	5.375%	12/1/23	1,500,000	1,557,630	(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	5,038,760
Total Michigan				14,360,440
Minnesota — 0.3%
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	1,500,000	1,500,330
Missouri — 2.5%
Greene County, MO, Reorganized School District No. 8, GO, Missouri State Aid Direct Deposit Program, AGM	5.100%	3/1/22	1,500,000	1,500,000
Kansa City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,137,620
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	6,000,000	6,525,780
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	5,000,000	5,490,200
Total Missouri				14,653,600

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Montana — 1.4%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	$8,325,000	$8,249,992	(a)
Nebraska — 0.6%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/25	3,000,000	3,257,550
Nevada — 2.3%
Reno, NV, Hospital Revenue, Washoe Medical Centre, AGM	5.500%	6/1/33	12,750,000	13,557,075
New Jersey — 5.6%
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	13,461,448
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	10,000,000	10,857,600	(a)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	6,465,000	7,143,954
South Jersey Port Corp., New Jersey Revenue, Refunding	5.000%	1/1/26	1,350,000	1,375,029
Total New Jersey				32,838,031
New Mexico — 1.0%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,778,150
New York — 12.1%
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	9,000,000	9,960,300
Goldman Sachs Headquarters	5.500%	10/1/37	8,985,000	10,371,475
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	28,800,463
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,528,350
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,429,840
New York Liberty Development Corp., Liberty Revenue:
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,641,350
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,062,710
New York State Dormitory Authority Revenue, Willow Towers Inc. Project, GNMA-Collateralized	5.250%	2/1/22	920,000	947,434
Port Authority of New York & New Jersey	5.000%	1/15/41	3,820,000	4,247,000
Total New York				70,988,922
North Carolina — 0.7%
Harnett County, NC, GO, Refunded Custody Receipts, AMBAC	5.250%	6/1/24	1,615,000	1,727,840
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
Elizabeth City State University Housing Foundation LLC Project, AMBAC	5.000%	6/1/23	1,000,000	1,000,520
Elizabeth City State University Housing Foundation LLC Project, AMBAC	5.000%	6/1/33	1,250,000	1,176,625
Total North Carolina				3,904,985
North Dakota — 1.1%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance	5.625%	1/1/39	6,405,000	6,658,254

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio — 2.5%
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC	5.250%	5/15/23	$2,000,000	$2,049,360
Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners	5.375%	10/1/30	7,500,000	7,577,100
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	3,249,060
Summit County, OH, GO:
FGIC	5.000%	12/1/21	1,000,000	1,035,570
FGIC	5.000%	12/1/22	500,000	517,405
Total Ohio				14,428,495
Oregon — 0.5%
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program	5.050%	7/1/26	1,555,000	1,599,877	(a)
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.000%	5/1/32	535,000	550,601
Catholic Health Initiatives	5.000%	5/1/32	465,000	511,816	(b)
Total Oregon				2,662,294
Pennsylvania — 2.4%
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	7,255,000	7,677,314
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	6,000,000	6,493,920
Total Pennsylvania				14,171,234
Puerto Rico — 6.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	7,000,000	7,005,110
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,000,000	5,360,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	6,000,000	6,667,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	5,550,000	5,975,186
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	4,000,000	4,527,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	10,000,000	10,631,900
Total Puerto Rico				40,166,816
Rhode Island — 1.0%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,807,250
South Carolina — 0.5%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,726,625
Tennessee — 0.1%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	705,000	707,728
Texas — 10.7%
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	5,000,000	1,375,000	(a)(e)
Dallas-Fort Worth, TX, International Airport Revenue:
Joint Improvement	5.000%	11/1/45	10,000,000	10,567,600

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
NATL	6.000%	11/1/23	$4,240,000	$4,252,508	(a)
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,334,310	(c)
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,558,600
North Texas Tollway Authority Revenue	5.750%	1/1/33	5,000,000	5,417,750
North Texas Tollway Authority Revenue	5.750%	1/1/40	15,000,000	16,164,750
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	7,958,020
Total Texas				62,628,538
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $695,214,745)				777,739,978
SHORT-TERM INVESTMENTS — 8.1%
California — 0.3%
California Statewide CDA Revenue, John Muir Health, LOC-UBS AG	0.090%	8/15/36	2,000,000	2,000,000	(f)(g)
Illinois — 1.8%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.120%	5/1/31	10,600,000	10,600,000	(f)(g)
North Carolina — 4.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.300%	1/15/43	10,700,000	10,700,000	(f)(g)
AGM, SPA-Dexia Credit Local	0.300%	1/15/44	16,100,000	16,100,000	(f)(g)
Total North Carolina				26,800,000
Tennessee — 1.4%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.300%	11/1/35	8,400,000	8,400,000	(f)(g)
TOTAL SHORT-TERM INVESTMENTS (Cost — $47,800,000)				47,800,000
TOTAL INVESTMENTS — 140.8% (Cost — $743,014,745#)				825,539,978
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (42.6%)				(250,000,000)
Other Assets in Excess of Liabilities — 1.8%				10,582,536
TOTAL NET ASSETS — 100.0%				$586,122,514

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(e)	The coupon payment on these securities is currently in default as of February 29, 2012.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGC	- Assured Guaranty Corporation - Insured Bonds
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	COP	- Certificates of Participation
	DFA	- Development Finance Agency
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	FHA	- Federal Housing Administration
	FNMA	- Federal National Mortgage Association
	GNMA	- Government National Mortgage Association

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
RDA	- Redevelopment Agency
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

Summary of Investments by Industry †

Transportation	22.3%
Health Care	16.4
Industrial Revenue	12.6
Power	10.5
Education	8.3
Special Tax Obligation	7.4
Leasing	4.6
Water & Sewer	4.0
Pre-Refunded/Escrowed to Maturity	3.7
Housing	3.0
Other	0.7
Local General Obligation	0.7
Short-Term Investments	5.8
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of February, 29, 2012 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.8%
AA/Aa	32.6
A	50.6
BBB/Baa	5.8
BB/Ba	1.2
A-1/VMIG 1	5.8
NR	2.2
100.0%

* As a percentage of total investments.

** The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 8 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation.  The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$777,739,978	—	$777,739,978
Short-term investments†	—	47,800,000	—	47,800,000
Total investments	—	$825,539,978	—	$825,539,978

†See Schedule of Investments for additional detailed categorizations.

Notes to schedule of investments (unaudited) (continued)

(b) Futures Contracts. The Fund may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 29, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$87,059,984
Gross unrealized depreciation	(4,534,751)
Net unrealized appreciation	$82,525,233

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At February 29, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended February 29, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell) †	$17,148,906

†At February 29, 2012, there were no open positions held in this derivative.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”).  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2012

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: April 25, 2012